NYSE Euronext

Received SEC
MAR 19 2012
Washington, DC 20549

12025427

Edwin Mecabe
DIRECTOR
CORPORATE ACTIONS AND MARKET WATCH

20 Broad Street 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-35454

March 19, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Vipshop Holdings Limited, American depositary shares, each representing two ordinary shares and Ordinary shares, par value US$ 0.0001 per share (application for the Ordinary shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act Adequate distribution assured. Form 8-A received on March 9, 2012. Tentative listing date – March 23, 2012.

Sincerely,

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